Available-for-sale securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
8. Available-for-sale securities

The Company’s available-for-sale securities represent marketable equity securities investments in Yimeng. On July 29, 2015, Yimeng became listed on NEEQ and quoted prices of the investment in active market became available, the Company's equity interests in Yimeng were diluted to 10.34%, and the Company reclassified its investment in Yimeng to available-for-sale securities in 2015 accordingly. As of December 31, 2015, 2016 and 2017, the carrying amount and fair value of the Company’s available-for-sale securities investment were $181,164,778, $74,666,865 and $44,479,922, respectively. The Company recognized unrealized gains (losses) of $178,485,994, ($72,688,925) and ($41,961,147), net of tax of $44,621,498, $18,172,231 and $10,347,637 during 2015, 2016 and 2017, respectively, which is recorded in other comprehensive income.